N-CSR
1

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4788

                                   VLC TRUST
               (Exact name of registrant as specified in charter)

               ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                    (Address of principal executive offices)

                           MARGARET D. FARRELL, ESQ.
                                   SECRETARY
                          HINCKLEY, ALLEN & SNYDER LLP
                               1500 FLEET CENTER
                         PROVIDENCE, RHODE ISLAND 02903
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: October 31, 2006

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

-------------------------------------------------------------------------------
TABLE OF CONTENTS                                              OCTOBER 31, 2006

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                       OCEAN STATE TAX EXEMPT FUND [LOGO]

                            REPORT OF THE PRESIDENT
                                October 31, 2006

      Interest rates. Are they going up, down or staying where they are? It appears that the economy is still digesting the Federal Reserve Board's 17 rate increases since June, 2004. Though there is a general sense in the market that we are not going to see higher rates the odds that rates will be lowered in the 1st quarter are growing dim. Stronger than expected employment and services growth numbers may have delayed any imminent downward rate move.

      Market pundits have been surprised at the relative strength of bonds. Instead of a normal (upward sloping) yield curve the current curve is flat, where short-term yields are almost the same as long-term yields.

      Why is there so little difference in yields across the maturity spectrum? When we look at the current yield curve it represents not just today's environment but it also incorporates expectations of the future investment environment in terms of yields, inflation and both boom and recessionary fears among many other factors. The theory that longer-term rates are determined by investor expectations of future short-term rates is commonly known as the "expectations theory". Add in a dearth of longer-term investment alternatives, foreign investment in our markets and maturity extension of portfolios in pursuit of higher yields - the result is lower long-term yields.

      What does this environment mean for Ocean State Tax Exempt Fund (the "Fund") shareholders? The Ocean State fund takes a long-term approach to investing regardless of the market environment. The Fund aims to strike a balance between risk and return. Management is committed to meeting its objective to provide a high level of current net income, exempt from Rhode Island and Federal income taxes*, as is consistent with preservation of capital.

      Happy holidays!

                                       Sincerely yours,

/s/ Alfred B. Van Liew                 /s/ John H. St. Sauveur

Alfred B. Van Liew                     John H. St. Sauveur
President                              Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and State taxes.

                        NOT A PART OF THE ANNUAL REPORT

                          OCEAN STATE TAX EXEMPT FUND
                         INVESTMENT PERFORMANCE REVIEW
                             as of October 31, 2006

                                                                        Prior
                                               November 1, 2005      Fiscal Year       November 1, 2001    November 1, 1996
                                                    through             Ended              through             through
                                               October 31, 2006    October 31, 2005    October 31, 2006    October 31, 2006
                                               ----------------    ----------------    ----------------    ----------------
Total Rate of Return (b)
  Based on:
    Net Asset Value .......................          3.56%               0.565%              3.14%               4.11%
    Offering Price ........................         (0.55)%             (3.50)%              2.29%               3.68%

                                                     As of              As of
                                               October 31, 2006    October 31, 2005
                                               ----------------    ----------------
30-day Current Yield
  Based on:
    Net Asset Value .......................          3.30%               3.04%
    Offering Price ........................          3.17%               2.92%

30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value .......................          5.64%               5.20%
    Offering Price ........................          5.42%               4.99%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 12.2 years as of October 31, 2006.

      The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                           Portfolio Quality Analysis

                                                        % of Total Portfolio
                                                      ------------------------
                                                         as of        as of
Rating                                                 10/31/06     10/31/05
------                                                 --------     --------

Aaa/AAA ............................................     66.50%       68.14%
Aa/AA ..............................................     25.94%       24.55%
A ..................................................      2.01%        3.52%
Baa/BBB ............................................      5.55%        3.79%
Not Rated ..........................................         0%           0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2005, shareholders were subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of Federal taxable income. All interest income is exempt from local, state and Federal taxes for Rhode island residents. Capital gains taxes will apply to any distributed capital gains.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

               Management's Discussion of Investment Performance

      October 31, 2006 marked the end of the Fund's nineteenth fiscal year. During the prior 12 months, the Fund's net asset value (NAV) declined from $10.16 to $10.15. The Fund's dividend distribution stayed steady at $0.36 per share during the year while the Fund's total return on net asset value was 3.56%.*

      During the year the Fund's management shortened the Fund's average maturity from 13 to 12 years while the Aaa/AAA component of the portfolio was reduced to 67%. Due to the relatively flat yield curve environment the Fund's management refrained from extending the maturity of the Fund's portfolio. Management continues to emphasize call protection in the lingering low long-term interest rate environment.

      Insured general obligation bonds still represent the largest sector weighting of the bond's portfolio followed by insured revenue bonds.** Fund management remains focused on the Fund's investment objective to provide as high a level of current income, exempt from Federal and Rhode Island tax, as is consistent with the preservation of principal.

 * A portion of the Fund's income may be subject to federal income and/or state income tax. The total return on net asset value does not include the 4.00% maximum sales charge.
** Private insurance does not decrease the risk of loss of principal associated with this investment.

      The following graph compares the performance of the Fund to the performance of the Lehman Brothers Municipal Bond Index. The graph assumes a $10,000 hypothetical investment at November 1, 1996 through October 31, 2006 with all distributions reinvested in shares. The Fund information with respect to Class A Shares reflects the maximum sales charge of 4% and all Fund expenses. The Index graph line does not reflect any expenses or sales charges. The performance table and graph of the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund capital gains distributions or the redemption of shares. All performance data represents past performance and should not be considered indicative of future performance.

                             PERFORMANCE COMPARISON
      OCEAN STATE TAX-EXEMPT FUND VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX

                               [GRAPHIC OMITTED]

----------------------------------------------------------------------------------------------------------------------------------
                     OCT-31-96 OCT-31-97 OCT-31-98 OCT-31-99 OCT-31-00 OCT-31-01 OCT-31-02 OCT-31-03 OCT-31-04 OCT-31-05 OCT-31-06
----------------------------------------------------------------------------------------------------------------------------------
Ocean State Tax-
Exempt Fund .......    9,599    10,268    10,828    10,757    11,426    12,298    12,816    13,277    13,748    13,825    14,318
----------------------------------------------------------------------------------------------------------------------------------
Lehman Municipal
Bond Index ........   10,000    10,850    11,721    11,512    12,492    13,806    14,616    15,363    16,288    16,704    17,666
----------------------------------------------------------------------------------------------------------------------------------

      The following table shows the Fund's average annual total returns over the past 1, 5 and 10 fiscal years. The information reflects the maximum sales charge of 4%.

Fiscal Year Periods Ending
October 31, 2006                                      Past One Year    Past 5 Years    Past 10 Years
--------------------------                            -------------    ------------    -------------

Ocean State Tax-Exempt Fund ......................        -0.55%          2.29%            3.68%

Fund Expenses Borne by Shareholders During the Period from
May 31, 2006 through October 31, 2006.

      As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2006 through October 31, 2006.

Actual Expenses

      The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line in the table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses Table

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           Expenses
                                      Annualized      Beginning          Ending          Paid During
                                        Expense     Account Value    Account Value*        Period**
                                         Ratio         5/1/06           10/31/06       5/1/05-10/31/06
                                      ----------    -------------    --------------    ---------------
Actual ...........................       1.40%       $1,000.00        $1,024.40             $7.14
Hypothetical .....................       1.40%       $1,000.00        $1,025.00             $7.15

 * Ending account value reflects the ending account value assuming the actual return per year before expenses (Actual) and a hypothetical 5% return per year before expenses (Hypothetical).
**  Expenses paid is equal to the annualized expense ratio for the most recent
    6 month period, as shown above, multiplied by the average account value over the period multiplied by the number of days in the period divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

                          OCEAN STATE TAX EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                             as of October 31, 2006

                                                    ASSETS

Investments at value (identified cost $24,963,392) (Note 1A) ..............................       $25,804,722
Cash ......................................................................................           165,895
Interest receivable .......................................................................           319,414
Receivable for Capital Stock Sold .........................................................            25,000
                                                                                                  -----------
      Total Assets ........................................................................       $26,315,031

                                                  LIABILITIES

Distribution payable to shareholders ......................................................       $    35,587
Accrued management fees ...................................................................            12,837
Accrued expenses ..........................................................................            28,899
Payable for Capital Stock Redeemed ........................................................            42,981
                                                                                                  -----------
      Total Liabilities ...................................................................       $   120,304
                                                                                                  -----------

      Net Assets ..........................................................................       $26,194,727
                                                                                                  ===========
Net Assets consist of:
Shares of beneficial interest at par ($.01/share) .........................................       $    25,813
Additional paid-in capital ................................................................        25,379,950
Accumulated net realized gain on investment transactions ..................................            19,748
Distributions in excess of net investment income ..........................................           (72,114)
Net unrealized appreciation of investments ................................................           841,330
                                                                                                  -----------
Total -- Representing Net Assets at Value for 2,581,330 Shares Outstanding ................       $26,194,727
                                                                                                  ===========

Computation of Net Asset Value & Offering Price:
Net Assets ................................................................................       $26,194,727
Divided by number of shares outstanding ...................................................         2,581,330
Net asset value ...........................................................................       $     10.15
                                                                                                  ===========
Offering price ............................................................................       $     10.57
                                                                                                  ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                            STATEMENT OF OPERATIONS
                      For the year ended October 31, 2006


Investment Income
Interest income (Note 1B) ..................................................     $1,283,298
Expenses:
  Adviser fees (Note 2) .........................................   $ 94,205
  Administrator fees (Note 2) ...................................     67,289
  Transfer agent fees ...........................................     88,807
  Auditing fees .................................................     40,429
  Legal fees and expenses .......................................     27,913
  Trustees fees and expenses ....................................     25,000
  Custody .......................................................     22,979
  Distribution expenses (Note 5) ................................     17,382
  Shareholder reports ...........................................      8,250
  Miscellaneous expenses ........................................      3,238
  Pricing fees ..................................................      3,000
  Registration fees .............................................      1,975
  Insurance .....................................................      1,377
                                                                    --------
                                                                    $401,844
                                                                                 ----------
      Net Investment Income ................................................     $  881,454

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Loss on Investments ................................   $ (2,865)
Net Change in Unrealized Appreciation of Investments ............     63,643
                                                                    --------
Net Realized and Unrealized Gain on Investments ............................         60,778
                                                                                 ----------
Net Increase in Net Assets Resulting from Operations .......................     $  942,232
                                                                                 ==========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Fiscal Year          Fiscal Year
                                                                        Ended                Ended
                                                                   October 31, 2006     October 31, 2005
                                                                   ----------------     ----------------
Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income ......................................       $   881,454          $   972,986
  Net realized gain/(loss) on investments ....................            (2,865)             121,718
  Change in unrealized appreciation/(depreciation)
   of investments ............................................            63,643             (931,565)
                                                                     -----------          -----------
  Net increase in net assets resulting from operations .......       $   942,232          $   163,139

Dividends and distributions to shareholders from:
  Net investment income ($.33 per share in 2006 and
   $.34 per share in 2005) ...................................          (881,453)            (965,687)
  Net realized gains ($.03 per share in 2006 and
   $.02 per share in 2005) ...................................           (92,289)             (62,898)
                                                                     -----------          -----------
      Total distributions to shareholders ....................          (973,742)          (1,028,585)

  Net (decrease) from fund share transactions (Note 4) .......        (1,942,463)          (2,551,021)
                                                                     -----------          -----------

      Total (decrease) in net assets .........................        (1,973,973)          (3,416,467)

NET ASSETS:
  Beginning of year ..........................................        28,168,700           31,585,167
                                                                     -----------          -----------
  End of year ................................................       $26,194,727          $28,168,700
                                                                     ===========          ===========
Distribution in excess of net investment income ..............           (72,114)             (72,457)

                      See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                              FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.

                                                             Fiscal         Fiscal         Fiscal         Fiscal         Fiscal
                                                              Year           Year           Year           Year           Year
                                                              Ended          Ended          Ended          Ended          Ended
                                                            10/31/06       10/31/05       10/31/04       10/31/03       10/31/02
                                                            --------       --------       --------       --------       --------
Per Share Operating Performance:
Net Asset Value, Beginning of Year .....................     $ 10.16        $ 10.46        $ 10.48        $ 10.54        $ 10.55
Net investment income ..................................         .33            .34            .35            .42            .45
Net realized and unrealized gain (loss) on investments .        (.02)          (.28)           .01           (.03)          (.01)
                                                             -------        -------        -------        -------        -------
Total from Investment Operations .......................         .35            .06            .36            .39            .44
                                                             -------        -------        -------        -------        -------

Less Distributions:
Dividends from net investment income ...................        (.33)          (.34)          (.35)          (.42)          (.45)
Distribution from net realized gains ...................        (.03)          (.02)          (.03)          (.03)          (.00)
                                                             -------        -------        -------        -------        -------
Total Distributions ....................................        (.36)          (.36)          (.38)          (.45)          (.45)
                                                             -------        -------        -------        -------        -------
Net Asset Value, End of Year ...........................     $ 10.15        $ 10.16        $ 10.46        $ 10.48        $ 10.54
                                                             =======        =======        =======        =======        =======

Total investment return at Net Asset Value (a) .........        3.56%          0.56%          3.55%          3.60%          4.21%
Ratios and Supplemental Data:
 Net Assets, End of Year (000's omitted) ...............     $26,195        $28,169        $31,585        $33,115        $36,089
Ratio of expenses to average net assets ................        1.49%          1.39%          1.24%          1.06%          1.04%
Ratio of net investment income to average
 net assets ............................................        3.28%          3.27%          3.40%          3.82%          4.25%
Portfolio turnover .....................................           1%            13%            15%            19%            17%

Fund expenses per share ................................         .15            .14            .13            .12            .11
Net investment income per share ........................         .33            .34            .35            .42            .45

(a) Total investment return does not reflect sales load.

Average share method was used to calculate financial highlights.

                      See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                         NOTES TO FINANCIAL STATEMENTS
                                October 31, 2006

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of October 31, 2006 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At October 31, 2006, 93.15% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes affecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 2006, 76.21% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 21.42% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued at least weekly on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities, and adjusted as needed by management based on appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                October 31, 2006

for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders. The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2006 and 2005 were as follows:

                                                      2006        2005

          Tax-Exempt Income ..................     $878,381     $965,687
          Long-Term Capital Gains ............       92,289       62,898
          Taxable Ordinary Income ............        3,072            0

      The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments of market discounts. Permanent differences are generally due to the treatment of market discount upon disposition. Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

      As of October 31, 2006 the components of distributable earnings on a tax basis were as follows:

          Unrealized Appreciation ........................   $862,378
          Undistributed Tax-Exempt Income ................         --
          Capital Loss Carryforward ......................     (1,300)
          Capital loss carryforward expires on 10/31/14.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

NOTE 2 Advisory and Administrative Services and Other Affiliated Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

          .35 and .25 of 1% of the first $200 million of average daily net assets.
          .30 and .20 of 1% of average daily net assets over $200 million.

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                October 31, 2006

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 2006 was $2,000. The Chairman of the Board of Trustees annual retainer is $4,000. The Chairman of the Audit Committee's annual retainer is $2,500.

      Legal fees and expenses of $27,913 were paid to a firm of which the Fund's Secretary is a partner.

      Van Liew Securities, Inc. a subsidiary of the Adviser, is the Distributor of the Fund (the "Distributor"). During the period November 1, 2005 through October 31, 2006, the Distributor received $1,109 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended October 31, 2006 purchases and sales of investment securities, other than short-term investments, aggregated $200,000 and $2,334,878, respectively. The aggregate cost of investments for Federal income tax purposes was $24,942,344. At October 31, 2006, gross unrealized appreciation on investment securities was $852,723 and gross unrealized depreciation on investment securities was $11,393.

NOTE 4 Shares of benefifical interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:

                                                            Shares          Amount
                                                            ------          ------

      Balance at 10/31/04 ............................     3,020,782      $29,882,952
      Shares sold ....................................       140,947        1,456,842
      Shares issued in reinvestment of dividends .....        49,576          511,851
      Shares redeemed ................................      (437,652)      (4,519,714)
                                                           ---------      -----------
      Net decrease ...................................      (247,129)      (2,551,021)
                                                           ---------      -----------
      Balance at 10/31/05 ............................     2,773,653      $27,331,931
                                                           =========      ===========
      Shares sold ....................................        51,974          525,457
      Shares issued in reinvestment of dividends .....        47,149          476,296
      Shares redeemed ................................      (291,446)      (2,994,216)
                                                           ---------      -----------
      Net decrease ...................................      (192,323)      (1,942,463)
                                                           ---------      -----------
      Balance at 10/31/06 ............................     2,581,330      $25,389,468
                                                           =========      ===========

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                October 31, 2006

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $17,382 under the Plan during fiscal 2006.

NOTE 6 New Accounting Pronouncements

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not been determined.

      In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

                         OCEAN STATE TAX EXEMPT FUND

                           PORTFOLIO OF INVESTMENTS
                            as of October 31, 2006

                                                                                            Ratings
Principal                                                                                  Moody's/               Value
  Amount                                                                             Standard & Poor's (b)      (Note 1)
---------                                                                            ---------------------      --------

MUNICIPAL SECURITIES (98.51%) (a)
Rhode Island General Obligation and Revenue (63.79%) (a)
$  500,000  Barrington School District 5.00%, 10/1/14 ..........................            Aa-2/NR            $   529,325
   200,000  Burrillville General Obligation FGIC Insured 5.70%, 5/1/11 .........            Aaa/AAA                204,490
   250,000  Cranston General Obligation FSA Insured 5.00%, 2/15/24 .............            Aaa/AAA                264,835
   250,000  Cranston General Obligation FSA Insured 5.00%, 2/15/22 .............            Aaa/AAA                265,808
   225,000  Middletown General Obligation 4.00%, 7/15/12 .......................            Aa-3/NR                228,778
    80,000  North Kingstown General Obligation 6.80%, 12/15/06 .................            Aa-3/NR                 80,293
   200,000  North Kingstown General Obligation FGIC Insured
             5.70%, 10/1/18 ....................................................            Aaa/NR                 213,476
   250,000  North Providence General Obligation FSA Insured
             4.00%, 10/15/17 ...................................................            Aaa/AAA                252,873
   500,000  Providence General Obligation FSA Insured 5.00%, 7/15/14 ...........            Aaa/AAA                544,580
   150,000  Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13 .........            Aaa/AAA                153,310
   500,000  Providence Public Bldg. Auth. AMBAC Insured 5.125%, 12/15/14 .......            Aaa/AAA                532,290
   685,000  Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18 ..........            Aaa/AAA                712,194
   250,000  Providence Public Bldg. Auth. AMBAC Insured 5.25%, 12/15/15 ........            Aaa/AAA                266,140
   500,000  Providence Redevelopment Auth. AMBAC Insured, 5.30%, 4/1/12 ........            Aaa/NR                 530,970
   200,000  Providence Redevelopment Radian Insured 4.25%, 9/1/13 ..............             NR/AA                 203,670
     8,000  Warwick General Obligation MBIA Insured 6.60%, 11/15/06 ............            Aaa/AAA                  8,008
   250,000  Warwick General Obligation FSA Insured 4.00%, 7/15/11 ..............            Aaa/AAA                254,603
   250,000  Warwick General Obligation FSA Insured 4.125%, 7/15/13 .............            Aaa/AAA                255,920
   500,000  West Warwick General Obligation 5.00%, 10/15/25 ....................            A-3/NR                 518,360
   225,000  Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18 ...............            Aaa/AAA                236,054
   500,000  Rhode Island Clean Water MBIA Insured 5.00%, 10/1/19 ...............            Aaa/AAA                539,585
   500,000  Rhode Island Clean Water MBIA Insured 4.40%, 10/1/25 ...............            Aaa/AAA                509,215
   650,000  Rhode Island Depositors Economic Protection Corp. MBIA Insured
             Escrowed to Maturity 6.55%, 8/1/10 ................................            Aaa/AAA                698,129
   215,000  Rhode Island Depositors Economic Protection Corp. CAPMAC Guaranteed
             Escrowed to Maturity 6.375%, 8/1/22 ...............................            Aaa/AAA                276,855
   250,000  Rhode Island Depositors Economic Protection Corp. Escrowed to
             Maturity 5.75%, 8/1/21 ............................................            Aaa/NR                 298,670
   500,000  Rhode Island Economic Department of Transportation AMBAC Insured
             3.75%, 6/15/13 ....................................................            Aaa/AAA                503,485
   500,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/12 .....................................................            Aaa/AAA                518,120
   395,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/13 .....................................................            Aaa/AAA                409,184
   545,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/14 .....................................................            Aaa/AAA                564,484
   450,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.00%, 7/1/18 .....................................................            Aaa/AAA                463,478

                                      14

                          OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS -- (Continued)

                                                                                            Ratings
Principal                                                                                  Moody's/               Value
  Amount                                                                             Standard & Poor's (b)      (Note 1)
---------                                                                            ---------------------      --------

MUNICIPAL SECURITIES (a) -- (continued)
Rhode Island General Obligation and Revenue (continued)
$  900,000  Rhode Island Economic Development Corp. Providence Place Radian
             Insured 6.125%, 7/1/20 ............................................             NR/AA             $   992,142
   100,000  RI COPS MBIA Insured 5.375%, 10/1/16 ...............................            Aaa/AAA                102,532
   250,000  RI COPS Kent County Courthouse MBIA Insured 5.00%, 10/1/22 .........            Aaa/AAA                265,930
   300,000  Rhode Island Lease Participation Certificate Shepard Bldg. AMBAC
             Insured 5.125%, 6/1/12 ............................................            Aaa/AAA                305,661
   500,000  Rhode Island Refunding Bond Authority AMBAC Insured
             5.25%, 2/1/10 .....................................................            Aaa/AAA                515,200
   500,000  Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18 .........            Aaa/AAA                531,520
   300,000  Rhode Island General Obligation FGIC Insured 5.125%, 7/15/14 .......            Aaa/AAA                310,035
 1,000,000  Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16 .........            Aaa/AAA              1,061,860
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16 ............            Aaa/AAA                258,917
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15 ............            Aaa/AAA                258,917
 1,000,000  Tobacco Settlement Financing Corp. 6.25%, 6/1/42 ...................           Baa-3/BBB             1,068,420
                                                                                                               -----------
            Total Rhode Island General Obligation and Revenue ...................                               $16,708,316
                                                                                                               -----------
Rhode Island Health & Education Building Corporation (23.26%)(a)
$  100,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/15 ............            Aaa/AAA            $   106,856
   300,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/16 ............            Aaa/AAA                320,568
   100,000  Bryant College AMBAC Insured 4.60%, 6/1/12 .........................            Aaa/AAA                105,113
   780,000  Brown University 5.25%, 9/1/16 .....................................           Aa-1/AA+                832,962
   400,000  Brown University 5.00%, 9/1/19 .....................................           Aa-1/AA+                408,788
   500,000  Brown University 5.00%, 9/1/23 .....................................           Aa-1/AA+                511,065
   250,000  Salve Regina College Radian Insured 5.25%, 3/15/18 .................             NR/AA                 265,473
   750,000  Johnson & Wales College MBIA Insured 5.00%, 4/1/29 .................            Aaa/AAA                774,045
   500,000  Johnson & Wales College XL Capital 5.25%, 4/1/14 ...................            Aaa/AAA                544,450
   250,000  Rhode Island School of Design MBIA Insured 4.40%, 6/1/15 ...........            Aaa/AAA                259,832
   585,000  Rhode Island School of Design MBIA Insured 4.60%, 6/1/17 ...........            Aaa/AAA                611,653
   500,000  St. Antoine Residence LOC-Allied Irish Bank 6.125%, 11/15/18 .......            Aa-3/NR                526,430
   300,000  Lifespan MBIA Insured 5.75%, 5/15/23 ...............................            Aaa/AAA                309,451
   500,000  Times 2 Academy LOC-Citizens Bank 5.00%, 12/15/24 ..................            Aa2/NR                 517,160
                                                                                                               -----------
            Total Rhode Island Health & Education Building Corporation .........                               $ 6,093,846
                                                                                                               -----------
Rhode Island Housing & Mortgage Finance Corporation (6.10%)(a)
$  200,000  3.95%, 10/1/15 .....................................................           Aa-2/AA+            $   201,100
   400,000  5.00%, 10/1/16 .....................................................           Aa-2/AA+                412,876
    10,000  6.50%, 10/1/22 .....................................................           Aa-2/AA+                 10,038
   950,000  4.30%, 10/1/17 .....................................................           Aa-2/AA+                968,183
     5,000  6.50%, 4/1/27 ......................................................           Aa-2/AA+                  5,040
                                                                                                               -----------
            Total Rhode Island Housing & Mortgage Finance Corporation ..........                               $ 1,597,237
                                                                                                               -----------
            TOTAL RHODE ISLAND BONDS (93.15%) (a) ..............................                               $24,399,399
                                                                                                               -----------

                                      15

                          OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS -- (Continued)

                                                                                            Ratings
Principal                                                                                  Moody's/               Value
  Amount                                                                             Standard & Poor's (b)      (Note 1)
---------                                                                            ---------------------      --------

MUNICIPAL SECURITIES (a) -- (continued)
Puerto Rico Bonds (5.36%) (a)
$  350,000  Puerto Rico Commonwealth 5.00%, 7/1/29 .............................            Baa3/B             $   363,972
   500,000  Puerto Rico Electric Power Authority MBIA Insured
             5.125%, 7/1/29 ....................................................            Aaa/AAA                527,195
   500,000  Puerto Rico Municipal Finance Auth. FSA Insured
             5.50%, 7/1/17 .....................................................            Aaa/AAA                514,156
                                                                                                               -----------
            TOTAL PUERTO RICO BONDS (5.36%) (a) ................................                               $ 1,405,323
                                                                                                               -----------
            TOTAL INVESTMENTS (Cost $24,963,392)(95.30%) (a) ...................                               $25,804,722
                                                                                                               -----------
            OTHER ASSETS AND LIABILITIES (1.49%) ...............................                               $   390,005
                                                                                                               -----------
            TOTAL NET ASSETS (100%) ............................................                               $26,194,727
                                                                                                               ===========

(a) Percentages indicated are based on net assets of $26,194,727 at October 31, 2006 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.15.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported.
    The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c) Abbreviations used:
       AMBAC -- American Municipal Bond Assurance Corp.
        FGIC -- Financial Guaranty Insurance Co.
         FSA -- Financial Security Assurance Inc.
        MBIA -- Municipal Bond Investors Assurance Corp.
         LOC -- Letter of Credit
      CAPMAC -- Capital Markets Assurance Corp.
      Radian -- Radian Insurance Co.

                       See Notes to Financial Statements.

   REPORT OF ERNST & YOUNG LLP INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of VLC Trust and Shareholders of
Ocean State Tax Exempt Fund

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Ocean State Tax Exempt Fund (the "Fund") (the only portfolio of the VLC Trust), as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ocean State Tax Exempt Fund of VLC Trust, at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                       /s/ Ernst & Young LLP


Boston, Massachusetts
December 8, 2006

TAX INFORMATION (Unaudited)

      For the year ended October 31, 2006 the amount of long-term capital gains distributions designated by the Fund was $92,289. The amount of tax exempt interest dividends distributed by the Fund was $878,381. The amount of ordinary income dividends distributed by the Fund was $3,072.

Trustees and Officers

      The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. Trustees who are "interested persons" of the Fund as that term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustee is in parentheses (). The VLC Trust consists of one investment portfolio. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commissions website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Statement of Additional Information includes additional information about Trustees and is available along with Form N-Q, without charge and upon request, by calling 401-421-1411.

Trustees Background

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Alfred B. Van Liew (71)            President (since 1987) and     Managing Partner of the Adviser since 1984;
One Regency Plaza                  Trustee (since 1986)           Director of the Distributor since May 1990;
Suite One                                                         Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                    Liew Trust Company, a Rhode Island chartered
                                                                  trust company; Trustee of Preserve Rhode
                                                                  Island since 1971; Adviser to the National
                                                                  Trust for Historic Preservation since 1983;
                                                                  Trustee of St. Andrew's School since 1984;
                                                                  Trustee of The Seamen's Institute, Newport,
                                                                  Rhode Island since 1994.

John St. Sauveur (72)              Chairman (since 2006) and      Director of the Adviser until 2005; President
219 Great Road                     Trustee (since 1992)           and CEO, WestBank Realty Corporation;
North Smithfield,                                                 Director, Community College of Rhode Island
Rhode Island 02896                                                Foundation; Chairman, Woonsocket Industrial
                                                                  Development Corporation; Chairman, Greater
                                                                  Woonsocket Industrial Development Foundation;
                                                                  Vice-Chairman, North Smithfield Industrial
                                                                  Development Commission; a Vice President and
                                                                  Director, Rhode Island Chamber of Commerce
                                                                  Federation; Member, Rhode Island State Job
                                                                  Training Coordination Council; Finance
                                                                  Chairman, Landmark Health System; Trustee,
                                                                  Landmark Medical Center; Commissioner of the
                                                                  Rhode Island Resource Recovery Corporation
                                                                  (1992-present); Chairman, The Rehabilitation
                                                                  Hospital of Rhode Island; Director and
                                                                  Corporate Secretary, Gooding Realty
                                                                  Corporation.

                                      19

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Mary Ann Altrui (64)               Trustee (since 2001)           Executive Director of St. Antoine Residence
10 Rhodes Avenue                                                  and Villa at St. Antoine (1988-present);
North Smithfield,                                                 Director of Diocesan Elder Care Services
Rhode Island 02896                                                (1997-present); oversight responsibility for
                                                                  St. Clare Home (a 44-bed nursing facility in
                                                                  Newport, RI); founding member with St.
                                                                  Elizabeth Community, Scandinavian Home, and
                                                                  Steere House of "CareLink" (a management
                                                                  service organization incorporated in 1977);
                                                                  member of American College of Health Care
                                                                  Administrators; Board member of Visiting
                                                                  Nursing Services of Greater Rhode Island;
                                                                  advisory committee member for the Diocese of
                                                                  Providence, the State of Rhode Island and the
                                                                  Nonprofit Association of Facilities and
                                                                  Services for the Aging.

Milton C. Bickford, Jr. (75)       Trustee (since 1987)           Private investor since 1989; Director
147 Beavertail Road                                               (Chairman 1999-2002) of AAA Southern New
Jamestown, Rhode Island 02835                                     England; Director, AAA Southern New England
                                                                  Bank (1999-2005); Trustee, National Traffic
                                                                  Safety Foundation (1999-2000).

Meredith A. Curren (46)            Trustee (since 2001)           Chief Executive Officer, Pease & Curren, Inc.
75 Pennsylvania Avenue                                            (refiners of precious metals) since 1990;
Warwick, Rhode Island 02888                                       Director, Bancorp Rhode Island, Inc. and Bank
                                                                  Rhode Island; Board Member, Providence
                                                                  Jewelers Club; Board Member, Providence
                                                                  Chamber of Commerce; Partner, SVP RI, Social
                                                                  Venture Partners of RI.; Board Member,
                                                                  Research Engineering & Manufacturing, Inc.

Michael E. Hogue (64)              Trustee (since 1989)           Managing Partner, eTime (insurance services)
116 Chestnut Street                                               (February 2002-present); President, VIAcorp
Providence, Rhode Island 02903                                    (financial services) (June 1994-present);
                                                                  Assistant Professor of Insurance at the
                                                                  Wharton School, University of Pennsylvania;
                                                                  Trustee Emeritus, Trinity Repertory Company
                                                                  (1997-present); President, Jewelry District
                                                                  Association (1999-present).

                                      20

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Arthur H. Lathrop (51)             Trustee (since 2001)           In practice as a Certified Public Accountant
3 Orleans Court                                                   (sole proprietor) in Westerly, RI (1991-
Westerly, Rhode Island 02891                                      present); Director and Audit Committee
                                                                  member, Newport Federal Savings Bank and
                                                                  Newport Bancorp, Inc. (2005-present);
                                                                  Trustee, Westerly Savings Bank (1993 2005);
                                                                  Trustee and Treasurer, River Bend Cemetery
                                                                  Company (1990-present); Incorporator,
                                                                  Community Health Company of Westerly, Inc.
                                                                  (1989-Present); Incorporator, Memorial &
                                                                  Library Association of Westerly (2004-
                                                                  present)

Lawrence B. Sadwin (62)            Trustee (since 2001)           President/CEO, Landmark Healthcare Foundation
18 Oyster Point                                                   (since October 2005); President, Lifestyle
Warren, Rhode Island 02885                                        Security, LLC (since August 2002), Division
                                                                  Marketing Leader for General Electric (2000-
                                                                  2002); Chief Operating Officer (1999-2000),
                                                                  Regional Manager (1998-1999), Recruiter
                                                                  (1997-1998) and Long Term Care Specialist
                                                                  (1997) for Travelers/NET Plus, Inc.;
                                                                  Consultant (1994-1997), MGS Holding
                                                                  Corporation; Member-At-Large, National Board
                                                                  of Directors, American Heart Association;
                                                                  Member, National Leadership Council, Research
                                                                  America; Chairman, Landmark Medical Center;
                                                                  Member and counsel to public representatives,
                                                                  National Institution of Health; Chairman,
                                                                  American Heart Association (2001-2002).

Samuel H. Hallowell, Jr. (58)      Vice President                 Partner of the Adviser and Vice President,
One Regency Plaza                  (since 1989)                   Van Liew Trust Company (1984-present);
Suite One                                                         Secretary and past Secretary, Audubon Society
Providence, Rhode Island 02903                                    of Rhode Island.

Joseph J. Healy (39)               Vice President                 Investment Officer, Fund Controller and
One Regency Plaza                  (since 1996)                   primary trader of the Adviser (1992-2000);
Suite One                                                         President and General Securities Principal of
Providence, Rhode Island 02903                                    the Distributor (1993-present).

Kevin M. Oates (46)                Vice President, Treasurer      Partner of the Adviser (1996-present); Chief
One Regency Plaza                  and Chief Compliance           Operating Officer of the Adviser and Van Liew
Suite One                          Officer (since 1991)           Trust Company (April 2000-present), Vice
Providence, Rhode Island 02903                                    President and Treasurer of the Distributor
                                                                  (1991-present); Vice President-Administration
                                                                  of the Adviser (1991-2000).

                                      21

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Margaret D. Farrell (56)           Secretary (since 1986)         Partner, Hinckley, Allen & Snyder LLP,
1500 Fleet Center                                                 general legal counsel to the Fund (1981-
Providence, Rhode Island, 02903                                   present); Secretary, Bancorp Rhode Island,
                                                                  Inc. and Bank Rhode Island; Director, Care
                                                                  New England Health System; Director, Women &
                                                                  Infants Corporation; Trustee, Women and
                                                                  Infants Hospital of Rhode Island; Secretary,
                                                                  Astro-Med, Inc. (manufacturer of graphic
                                                                  recording and printing systems).

Privacy Policy

      The Van Liew Companies and Ocean State Tax Exempt Fund have always been committed to ensuring your financial privacy. We do not sell personal information to anyone. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

   o Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.

   o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.

   o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

Investment Adviser & Administrator

  Van Liew Capital Inc.
  One Regency Plaza, Suite One                    [LOGO]   OCEAN STATE
  Providence, Rhode Island 02903                         TAX EXEMPT FUND
                                                  (The Portfolio of VLC Trust)
Distributor

  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Custodian

  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent

  Ocean State Tax Exempt Fund
  c/o PFPC, Inc.                                        Annual Report
  P.O. Box 9839                                        October 31, 2006
  Providence, Rhode Island 02903

Independent Registered Public Accounting Firm

  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel

  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees

  John H. St. Sauveur, Chairman
  Alfred B. Van Liew
  Mary Ann Altrui
  Milton C. Bickford, Jr.
  Meredith A. Curren                                   Interest income exempt
  Michael E. Hogue                                     from Federal and Rhode
  Arthur H. Lathrop                                    Island income taxes
  Lawrence B. Sadwin                                   from quality municipal
                                                       bonds.
Officers

  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Chief Compliance Officer and Treasurer
  Margaret D. Farrell, Secretary

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics applicable to its President (as the registrant's principal executive officer), the Treasurer (as the registrant's principal financial and accounting officer) and any other person or persons performing the functions of these offices or the functions of a controller. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-330-1116.

(b) During the period covered by this report, no amendments were adopted to the registrant's code of ethics applicable to its President, Treasurer or other persons performing the functions of those offices or the functions of a controller.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant's board has designated Arthur H. Lathrop, an independent trustee, as its audit committee financial expert. Mr. Lathrop is a practicing certified public accountant and sole proprietor in Westerly, Rhode Island. Previously, Mr. Lathrop served as Tax Manager of Sansiveri, Ryan, Sullivan & Co. of Providence and Westerly, Rhode Island.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d) The following table sets forth the aggregate fees billed for the past two fiscal years by the independent auditor Ernst & Young LLP, for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to shareholders; and (ii) tax compliance, tax advice and tax return preparation. No fees were paid for audit related or other services.

Fiscal Year Ended       Audit       Audit Related        Tax       All Other
-----------------       -----       -------------        ---       ---------

October 31, 2005       $35,500            $0           $4,300          $0
October 31, 2006       $35,500            $0           $5,000          $0

(e) (1) The Fund's Audit Committee Charter requires the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee Charter also requires pre-approval of all audit and non-audit services provided to the Adviser and service affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees and Tax Fees in the table above are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services for the past two fiscal years provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):

                       All Fees for Non-Audit         Total Amount of
                      Services Provided to the        Foregoing Column
                        Fund, the Adviser and         Pre-Approved by
                         Service Affiliates         the Audit Committee
                      ------------------------      -------------------

October 31, 2005                 $0                          $0
October 31, 2006                 $0                          $0

(h) Not applicable. No non-audit services were provided to the Fund, the Adviser or any Service Affiliates during the past two fiscal years.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable. Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6. SCHEDULE OF INVESTMENTS. Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable. Registrant is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

      (a) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

      (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

            (i) EX-99.(a) CERT - Certification of President pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (ii) EX-99.(b) CERT - Certification of Vice President and Treasurer pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (iii) EX-99.906(a) CERT - Certification of President pursuant to
      Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (iv) EX-99.906(b) CERT - Certification of Vice President and Treasurer pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: January 4, 2007                  By: /s/ Alfred B. Van Liew
                                           ------------------------------------
                                           Alfred B. Van Liew
                                           President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: January 4, 2007                  By: /s/ Alfred B. Van Liew
                                           ------------------------------------
                                           Alfred B. Van Liew
                                           President


Date: January 4, 2007                  By: /s/ Kevin M. Oates
                                           ------------------------------------
                                           Kevin M. Oates
                                           Vice President & Treasurer